Capital and financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Capital and financial risk management [Abstract]
Capital management
There were no changes in the objectives, policies or processes for managing capital during the years ended December 31, 2017 and 2016.

	2017	2016	2015
		(Restated)	(Restated)

Loans and financing (Note 13)	385,514	26,697	84,310
Debentures (Note 14)	1,068,979	1,665,629	1,417,081
(-) Cash and cash equivalents (Note 4)	(84,687)	(31,083)	(47,793)
(-) Marketable securities	(42)	(14)	(36,264)
Net debt	1,369,764	1,661,229	1,417,334

Equity (capital deficiency)	(455,904)	(737,056)	(381,129)
Equity and net debt	913,860	924,173	1,036,205
Financial leverage ratio - %	150%	180%	137%